FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	$ 39,117	$ 53,993
Marketable securities	7,432	236,281	$ 2,435	$ 8,475
Financial assets not measured at fair value
Cash and cash equivalents	308,322	254,525	113,073	174,721
Receivables	124,647	139,467
Financial liabilities not measured at fair value
Trade and other payables	98,232	81,533
Total debt	3,456,463	2,390,314	2,325,575	2,143,811
U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,291,790	2,184,228	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	175,000	209,700	$ 209,700	$ 60,000
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	98,232	81,533
Carrying Value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,279,626	2,178,430
Carrying Value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	176,837	211,884
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	98,232	81,533
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,322,347	2,201,543
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	176,837	211,884
Carrying Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	39,117	53,993
Marketable securities	7,432	236,281
Carrying Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	308,322	254,525
Receivables	124,647	139,467
Loan notes receivable	0	1,388
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	98,232	81,533
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,322,347	2,201,543
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	184,462	212,203
Fair Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	39,117	53,993
Marketable securities	7,432	236,281
Fair Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	308,322	254,525
Receivables	124,647	139,467
Loan notes receivable	0	1,388
Fair Value | Level 1 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Level 1 | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Level 1 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Marketable securities	7,432	236,281
Fair Value | Level 1 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	308,322	254,525
Loan notes receivable		0
Fair Value | Level 2 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,322,347	2,201,543
Fair Value | Level 2 | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Level 2 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	39,117	53,993
Marketable securities	0	0
Fair Value | Level 2 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	0	0
Loan notes receivable		1,388
Fair Value | Level 3 | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Level 3 | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	184,462	212,203
Fair Value | Level 3 | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0	0
Marketable securities	0	0
Fair Value | Level 3 | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	$ 0	0
Loan notes receivable		$ 0